SAFE (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Nov. 06, 2025	Jan. 06, 2025	Mar. 31, 2025	Dec. 31, 2025	Mar. 31, 2026
SAFE
Amount received as per SAFE agreement		$ 1,000	$ 1,000	$ 1,000
SAFE liability, fair value		$ 1,000		0	$ 0
Change in fair value of SAFE liability				$ 176
Number of shares issued as conversion	130,719
Class A common stock
SAFE
SAFE agreement, conversion discount rate		85.00%